COMMITMENTS AND CONTINGENT LIABILITIES (Vehicle Lease) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 1,019
2018	1,033
2019	$ 1,047
Lease Agreements [Member] | Vehicles [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Monthly lease fees	$ 33
2017	253
2018	110
2019	$ 19